SOFTWARE AND SOFTWARE DEVELOPMENT COSTS (Details - Estimated future amortization) - Software and Software Development Costs [Member]	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
2024	$ 269,893
2025	252,341
2026	130,604
Finite lived intangible assets	$ 652,838